Financial Instruments - Investments in Debt Securities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Debt securities maturities within 1 year	$ 23,370
Debt securities maturities over 1 to 5 years	6,414
Debt securities maturities over 5 to 10 years	550
Total debt securities	30,334
Held-to-maturity debt securities maturities total	1,155	[1]	1,178	[1]
Certificates of deposit and other [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Held-to-maturity debt securities maturities within 1 year	1,150
Held-to-maturity debt securities with maturities over 1 to 5 years	5
Held-to-maturity debt securities maturities total	1,155
Western European, Scandinavian and other government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for- sale debt securities maturities within 1 year	9,895
Available-for-sale debt securities maturities over 1 to 5 years	1,177
Available-for-sale debt securities maturities total	11,072
Corporate debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for- sale debt securities maturities within 1 year	3,921	[2]
Available-for-sale debt securities maturities over 1 to 5 years	2,321	[2]
Available-for-sale debt securities maturities over 5 to 10 years	284	[2]
Available-for-sale debt securities maturities total	6,526	[2]
U.S. Government debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for- sale debt securities maturities within 1 year	5,431
Available-for-sale debt securities maturities over 5 to 10 years	257
Available-for-sale debt securities maturities total	5,688
Supranational debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for- sale debt securities maturities within 1 year	1,872
Available-for-sale debt securities maturities over 1 to 5 years	433
Available-for-sale debt securities maturities total	2,305
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for-sale debt securities maturities over 1 to 5 years	2,225
Available-for-sale debt securities maturities over 5 to 10 years	9
Available-for-sale debt securities maturities total	2,234
Western European and other government agency debt [Member]
Schedule of Available for sale Securities and Held to maturity Securities [Line Items]
Available-for- sale debt securities maturities within 1 year	1,101
Available-for-sale debt securities maturities over 1 to 5 years	253
Available-for-sale debt securities maturities total	$ 1,354

[1]	Gross unrealized gains and losses are not significant.
[2]	Primarily issued by above-investment-grade institutions in the financial services sector.